Employee Pension and Other Postretirement Benefits Cash Contributions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Other benefit plans	$ 38	$ 31	$ 33
Total contributions	343	270	36
Minimum Contribution [Member] | Qualified [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension contributions		64
Discretionary Contribution [Member] | Qualified [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension contributions	301	172
Discretionary Contribution [Member] | Non-qualified [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension contributions	4	3	3
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated employer contributions to defined benefit plans in next fiscal yeard	123
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated employer contributions to defined benefit plans in next fiscal yeard	$ 35